Related Parties - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Impairment of receivables in connection with amounts owed by related parties	$ 0	$ 0	$ 0
Members of the audit and corporate practices committee [member]
Disclosure of transactions between related parties [line items]
compensation paid	5,300,000
Directors and other key management personnel [member]
Disclosure of transactions between related parties [line items]
compensation paid	$ 70,100,000